Financial Instruments - Additional Information (Detail) - Credit risk [member] $ in Thousands	12 Months Ended
	Dec. 31, 2017 CAD ($) Customer	Dec. 31, 2016 CAD ($) Customer
Disclosure of detailed information about financial instruments [line items]
Loans receivable	$ 314	$ 309
Accounts receivable	$ 1,140	$ 107
Percentages of receivables	1.40%	1.00%
Trade receivables [member]
Disclosure of detailed information about financial instruments [line items]
Percentage Of Trade Receivable	89.30%	27.50%
Number Of Customers | Customer	2	1